Inventories - Components of Inventories (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 71,500	$ 69,000
Work in process	28,000	33,000
Finished products	77,600	78,500
Inventory, Net, Total	$ 177,083	$ 180,517